ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Mar. 31, 2017
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.ORGANIZATION AND PRINCIPAL ACTIVITIES

iKang Healthcare Group, Inc. (the “Company”), was incorporated on May 25, 2011 as a limited liability company in the Cayman Islands. The Company has no operations and has been created for the initial public offering (“IPO”) purpose. On March 1, 2014, the Company entered into a share swap agreement and became the ultimate holding company of iKang Guobin Healthcare Group, Inc. with the completion of the one to one share exchange to the existing shareholders of iKang Guobin Healthcare Group, Inc. for all shares of equivalent classes.

The Company, its subsidiaries, its variable interest entities (“VIEs”) and its VIEs’ subsidiaries (collectively, the “Group”) are primarily engaged in providing medical examination services, disease screening services, and other healthcare related services in the People’s Republic of China (the “PRC”).

List of the Group’s subsidiaries, VIEs and the VIEs’ subsidiaries as of March 31, 2017 were as follows:

		Percentage of
		beneficial interest
	Place of	by iKang
Names	incorporation	Healthcare Group, Inc.	Principal activities

Subsidiaries:
iKang Guobin Healthcare Group, Inc.(“iKang Guobin”)	BVI	100%	Holding company
ShanghaiMed iKang, Inc. (“Beijing iKang”)	PRC	100%	Sales of healthcare service
Shanghai iKang Co., Ltd. (“Shanghai iKang”)	PRC	100%	Sales of healthcare service
iKang Zhejiang, Inc. (“iKang Zhejiang BVI”)	BVI	73%	Holding company
iKang HealthManagement (Zhejiang) Co., Ltd. (“Zhejiang iKang”)	PRC	73%	Sales of healthcare service
Bayley & Jackson (China) Medical Services Limited (“Bayley & Jackson (Hong Kong)”)	Hong Kong	100%	Holding company
Beijing Bayley & Jackson Clinic Co., Ltd. (“iKang Beijing Ritan”)	PRC	100%	Medical examinations & clinical services

Yuanhua Healthcare Limited (“Yuanhua HK”)	Hong Kong	100%	Holding company
MediFast (Hong Kong) Limited (“MediFast”)	Hong Kong	80%	Medical examinations & clinical services

Yuanhua Medical Consultancy Services (Shanghai) Co., Ltd. (“Yuanhua WFOE”)	PRC	100%	Sales of healthcare service
WA Centers HK Limited (“WA Health Care”)	Hong Kong	70%	Holding company
iKang(Shanghai) Financing Lease Co., Ltd. (“iKang(Shanghai) Financing Lease”)	PRC	100%	Lease services
iKang MRI Center, Inc.	BVI	70%	Medical service
iKang MRI Center, Limited	Hong Kong	100%	Medical service
iKang mHealth, Inc.	BVI	70%	Medical service
China Private Physician’s Clinic Group, Limited	Hong Kong	100%	Medical service
iKang Health Cloud Technology Limited	Hong Kong	100%	Medical service
iKang Health Cloud (Beijing) Software Co., Ltd. (“ikang Health Cloud”)	PRC	100%	Research & development
VIEs:
iKang Healthcare Technology Group Co., Ltd. (formerly named as “Shanghai iKang Guobin Holding Co., Ltd.”) (“iKang Holding”)	PRC	100%	Holding company
Hangzhou iKang Guobin Clinic Co., Ltd. (“iKang Hangzhou Xixi”)	PRC	73%	Medical examinations
Shanghai Yuanhua Information Technology Co., Ltd. (“Yuanhua Information”)	PRC	100%	Holding company
Jiandatong Health Technology (Beijing) Co., Ltd. (“Beijing Jiandatong”)	PRC	80%	Sales of healthcare service

VIEs’ subsidiaries:
iKang Guobin Healthcare Group Co., Ltd. (formerly named as “Beijing iKang Online Technology Co., Ltd.”) (“iKang Online”)	PRC	100%	Sales of healthcare service
Beiijng iKang Medical Examination Application Technology Co., Ltd.	PRC	100%	Sales of healthcare service
Shenzhen iKang Co., Ltd. (“Shenzhen iKang”)	PRC	100%	Sales of healthcare service
Shanghai Yalong Daoyi Services Co., Ltd. (“Yalong Daoyi”)	PRC	100%	Sales of healthcare service
Guangzhou iKang Guobin Health Examination Co., Ltd. (“iKang Guangzhou Huanshi East/Tianhe”)	PRC	100%	Medical examinations
Shanghai Guobin Medical Center Co., Ltd. (“iKang Shanghai Xikang Road”)	PRC	100%	Medical examinations & clinical services
Shanghai Wangzu Guobin Medical Center Co., Ltd. (“iKang Shanghai Gubei”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Mingmen Clinic Co., Ltd. (“iKang Shanghai Pudong Avenue”)	PRC	100%	Medical examinations
Shenzhen iKang Guobin Hospital Management, Inc. (“Shenzhen Hospital Management”)	PRC	100%	Holding company
Shenzhen iKang Guobin Puji Clinic Co., Ltd. (formerly named as “Shenzhen Puji Clinic”) (“iKang Shenzhen Nanshan”)	PRC	100%	Medical examinations & clinical services
Beijing iKang Guobin Lidu Clinic Co., Ltd. (“iKang Beijing Lidu”)	PRC	100%	Medical examinations
Nanjing iKang Guobin Xinjie Clinic Co., Ltd. (“iKang Nanjing Xinjie”)	PRC	100%	Medical examinations
Shenzhen iKang Guobin Clinic Co., Ltd. (formerly named as “Shenzhen iKang Guobin Clinic”) (“iKang Shenzhen Luohu”)	PRC	100%	Medical examinations
Beijing iKang Guobin Jianwai Clinic Co., Ltd. (“iKang Beijing Jianguomen”)	PRC	100%	Medical examinations
Beijing iKang Guobin Zhongguan Clinic Co., Ltd. (“iKang Beijing Zhongguancun”)	PRC	100%	Medical examinations
Beijing iKang Guobin Jiuxianqiao Clinic Co., Ltd. (“iKang Beijing Yansha East”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Renren Clinic Co., Ltd. (“iKang Shanghai Yangpu”)	PRC	100%	Medical examinations
Chengdu iKang Guobin Health Examination Hospital Co., Ltd. (“iKang Chengdu Waishuangnan”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Blue Cross Clinic Co., Ltd. (“iKang Shanghai Lujiazui”)	PRC	100%	Medical examinations
Shanghai Wenzhong Clinic Co., Ltd. (“Shanghai Wenzhong”)	PRC	71%	Medical examinations
Beijing iKang Guobin Clinic Co., Ltd. (“iKang Beijing Xuanwumen”)	PRC	100%	Medical examinations
Nanjing iKang Guobin Clinic Co., Ltd. (“iKang Nanjing Gulou”)	PRC	100%	Medical examinations
Shenzhen iKang Guobin Xinglin Clinic Co., Ltd. (formerly named as “Shenzhen Xinglin Clinic”) (“iKang Shenzhen Futian”)	PRC	100%	Medical examinations
Fujian iKang Guobin Health Management Co., Ltd. (“Fujian iKang”)	PRC	71%	Sales of healthcare service
Fuzhou iKang Guobin Clinic Co., Ltd. (“iKang Fuzhou Gulou”)	PRC	71%	Medical examinations
Beijing iKang Guobin Xinei Clinic Co., Ltd. (“iKang Beijing Xinei”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Fukang Clinic Co., Ltd. (“Yan’an West Road”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Zhonghuan Yipin Clinic Co., Ltd. (formerly named as “Shanghai Zhonghuan Yipin Clinic Co., Ltd.”) (“iKang Shanghai Zhonghuan”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Yipin Clinic Co., Ltd. (formerly named as “Shanghai Yipin Clinic Co., Ltd.”) (“iKang Shanghai Jing’an”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Waizhitan Clinic Co., Ltd. (“iKang Shanghai Yan’an East Road”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Jianzhiwei Clinic Co., Ltd. (formerly named as “Shanghai iKang Guobin Jianwei Clinic Co., Ltd.”) (“iKang Shanghai Jianwei”)	PRC	100%	Medical examinations
Hangzhou iKang Guobin Wenhui Clinic Co., Ltd. (“iKang Hangzhou Wenhui”)	PRC	100%	Medical examinations
Tianjin Heping Aibin Clinic Co., Ltd. (“iKang Tianjin Heping”)	PRC	100%	Medical examinations
Suzhou iKang Guobin Clinic Co., Ltd. (formerly named as “Suzhou Aibin Clinic, Co., Ltd.”) (“iKang Suzhou”)	PRC	100%	Medical examinations
Suzhou Zhuoyue Clinic Co., Ltd. (“Suzhou Zhuoyue”)	PRC	100%	Medical examinations
Changchun iKang Guobin Jiachang General Clinic Co., Ltd. (“iKang Changchun”)	PRC	100%	Medical examinations
Chengdu Jinjiang iKang Guobin Hongzhaobi Health Examination General Clinic Co., Ltd. (“iKang Chengdu Hongzhaobi”)	PRC	100%	Examination General Clinic Medical examinations
Chongqing Aibin Clinic Co., Ltd. (“iKang Chongqing”)	PRC	100%	Medical examinations
Guangzhou iKang Guobin Huacheng Clinic (LLP) (“iKang Guangzhou Wokang”)	PRC	100%	Medical examinations
Shenzhen iKang Guobin Kefa Clinic Co., Ltd. (formerly named as “Shenzhen iKang Guobin Kefa Clinic”) (“Shenzhen Kefa”)	PRC	100%	Medical examinations
Shanghai iKang Jianwei Healthcare Management Co., Ltd. (“Shanghai Jianwei Management”)	PRC	90%	Sales of healthcare services
Shanghai Yuanhua Clinic Co., Ltd. (“Yuanhua Clinic”)	PRC	100%	Medical examinations
Nanjing iKang Jun’an TCM Clinic Co., Ltd. (“iKang Nanjing Jun’an”)	PRC	100%	Medical examinations
Nanjing Aibin Health Information Consultancy Co., Ltd. (“Nanjing Aoyang Shunkang”)	PRC	100%	Sales of healthcare service
Jiangyin iKang Guobin Clinic Co., Ltd. (“iKang Jiangyin”)	PRC	100%	Medical examinations
Zhejiang Huzhou Ailikang Investment Management Co., Ltd. (“Zhejiang Ailikang”)	PRC	100%	Sales of healthcare services
Hangzhou iKang Jun’an Clinic Co., Ltd. (formerly named as “Hangzhou Aibo Huagang Clinic Co., Ltd.”) (“Hangzhou Aibo”)	PRC	100%	Medical examinations
Beijing iKang Jun’an Clinic Co., Ltd. (“iKang Beijing Jun’an”)	PRC	100%	Medical examinations & clinical services
Beijing iKang Guobin Yayun Clinic Co., Ltd. (“iKang Beijing Yayun”)	PRC	100%	Medical examinations
Changzhou iKang Guobin Clinic Co., Ltd. (“iKang Changzhou”)	PRC	62.5%	Medical examinations
Beijing iKang Guobin Baishi Clinic Co., Ltd. (“iKang Beijing Baishi”)	PRC	100%	Medical examinations
Chengdu Gaoxin iKang Guobin Chengnan Clinic Co., Ltd. (“Chengdu Gaoxin iKang West City”)	PRC	100%	Medical examinations
iKang Dental Hospital Management Co., Ltd. (“iKang Dental Hospital Management”)	PRC	100%	Management of dental services
Beijing iKang Guobin Wanzhishou Clinic Co., Ltd. (“iKang Beijing Wanzhishou”)	PRC	100%	Medical examinations
Foshan iKang Guobin Clinic Co., Ltd. (“iKang Foshan Clinic”)	PRC	100%	Medical examinations
Shanghai Huajian Health Examination Management Co., Ltd. (“Shanghai Huajian Management”)	PRC	100%	Sales of health care services
Shanghai Huajian Clinic Co., Ltd. (“Shanghai Huajian”)	PRC	100%	Medical examinations
Shanghai Jinxiu Huajian Clinic Co., Ltd. (“Shanghai Jinxiu Huajian”)	PRC	100%	Medical examinations
Shanghai Jinshen Huajian Clinic Co., Ltd. (“Shanghai Jinshen Huajian”)	PRC	100%	Medical examinations
Shenyang iKang Guobin Hospital Co., Ltd. (“iKang Shenyang Hospital”)	PRC	100%	Medical examinations
Shenyang Jin Ningshan Hospital Co., Ltd. (“iKang Shenyang Jin Ningshan Hospital”)	PRC	100%	Medical examinations
Shenyang Golden iKang Guobin Hospital Co., Ltd. (“Gold iKang Shenyang Hospital”)	PRC	100%	Medical examinations
Tianjin Hedong District iKang Guobin Dongrun Clinic Co., Ltd. (“iKang Tianjin Hedong Dongrun”)	PRC	100%	Medical examinations
Tianjin Hexi District iKang Guobin Fenghui Clinic Co., Ltd. (“iKang Tianjin Hexi Fenghui”)	PRC	100%	Medical examinations
Wuxi Woshi Hongtai Biotechnology Co., Ltd. (“Wuxi Woshi Hongtai”)	PRC	70%	Holding company
Beijing Woshi Hongtai Investment Management Consultancy Co., Ltd. (“Beijing Woshi Hongtai”)	PRC	70%	Sales of healthcare services
Beijing Zhenjing Clinic Co., Ltd. (“Beijing Zhenjing”)	PRC	70%	Medical examinations
Shanghai Zhenjing Hospital Management Co.,Ltd. (“Shanghai Zhenjing Hospital Management”)	PRC	70%	Sales of health care services
Shanghai Zhenjing Clinic Co., Ltd. (“Shanghai Zhenjing”)	PRC	70%	Medical examinations
Beijing iKang Guobin Shunping Clinic Co., Ltd. (“iKang Beijing Shunping”)	PRC	100%	Medical examinations
Beijing iKang Guobin Baiyunlu Clinic Co., Ltd. (“iKang Beijing Baiyunlu”)	PRC	100%	Medical examinations
Chongqing iKang Zhuoyue Clinic Co., Ltd. (“iKang Chongqing Zhuoyue”)	PRC	100%	Medical examinations
Tianjin iKang Guobin Yuecheng Clinic Co., Ltd. (“iKang Tianjin Yuecheng”)	PRC	100%	Medical examinations
China Physician Alliance Group, Limited. (“China Physician Alliance”)	PRC	82%	Sales of health care services
Xi’an iKang Guobin Medical Examination Management Co., Ltd. (“Xi’an iKang”)	PRC	70%	Sales of health care services
Xi’an Lianhu iKang Guobin Zhuoyue Hospital Co., Ltd. (“Xi’an Lianhu Yinglun”)	PRC	70%	Medical examinations
Xi’an Qujiang iKang Guobin Clinic Co., Ltd. (formerly named as “Xi’an Yanta Yinglun Clinic Co., Ltd.”) (“Xi’an Yanta Yinglun”)	PRC	70%	Medical examinations
Xi’an Weiyang iKang Guobin Clinic Co., Ltd. (“Xi’an Weiyang Yinglun”)	PRC	70%	Medical examinations
Yantai iKang Guobin Hongkang Health Management Co., Ltd. (“iKang Yantai Hongkang”)	PRC	100%	Sales of health care services
Yantai iKang Guobin Hongkang Health Examination Management Co., Ltd. (“iKang Yantai Hongkang Examination”)	PRC	100%	Sales of health care services
Guizhou iKang Guobin Health Technology Co., Ltd. (“Guizhou iKang”)	PRC	60%	Sales of health care services
Guizhou Wishstar Health Examination Clinic Co., Ltd. (“Guizhou Wishstar”)	PRC	60%	Medical examinations
Weifang Gaoxin iKang Guobin Clinic Co. Ltd. (“iKang Weifang Gaoxin”)	PRC	100%	Medical examinations
Wuhu iKang Guobin Clinic Co., Ltd (“Wuhui Kang”)	PRC	60%	Medical examinations
Chengdu Gaoxin iKang Dental Clinic Co., Ltd. (“iKang Chengdu Gaoxin”)	PRC	100%	Dental services
Shandong iKang Guobin Medical Examination Management Co., Ltd. (“Shandong iKang”)	PRC	70%	Sales of health care services
Jinan iKang Zhuoyue Medical Examination Management Co., Ltd. (“iKang Jinan Zhuoyue”)	PRC	70%	Medical examinations
Yinchuan iKang Guobin Ciming Clinic (Co., Ltd.) (“iKang Yinchuan Ciming”)	PRC	70%	Medical examinations
Ningxia iKang Guobin Health Examination Investment Holding Co., Ltd. (“Ningxia iKang”)	PRC	70%	Sales of health care services
Hangzhou iKang Guobin Jiangnan Avenue Clinic Co., Ltd. (“iKang Hangzhou Jiangnan Avenue”)	PRC	100%	Medical examinations
Ningbo Haishu iKang Guobin Clinic Co., Ltd. (“iKang Ningbo Haishu”)	PRC	100%	Medical examinations
Nanjing iKang Guobin Hedingqiao Clinic Co., Ltd. (“iKang Nanjing Hedingqiao”)	PRC	100%	Medical examinations
Wuhan iKang Guobin Xiandai Sunny Clinic Co., Ltd. (“iKang Wuhan Xiandai Sunny”)	PRC	100%	Medical examinations
Beijing Tianjian Sunny Health Science and Technology Co., Ltd. (“Beijing Tianjian Sunny”)	PRC	83%	Sales of health care services
Beijing iKang Guobin Sunny Jingchao Clinic Co., Ltd. (“iKang Beijing Jingchao”)	PRC	83%	Medical examinations
Beijing iKang Guobin Sunny Jingchun Clinic Co., Ltd. (“iKang BeijingJingchun”)	PRC	83%	Medical examinations
Guangzhou Zhenxing Traditional Chinese Medical Clinic Co., Ltd. (“Guangzhou Zhenxing”)	PRC	83%	Medical examinations
Beijing Tianzhikangjian Investment Management Co., Ltd. (“Beijing Tianzhikangjian”)	PRC	83%	Sales of health care services
Changsha iKang Guobin Health Consultancy Co., Ltd. (“Changsha iKang”)	PRC	83%	Sales of health care services
Beijing iKang Zhuoyue Jingxi Clinic Co., Ltd. (“iKang Beijing Jingxi”)	PRC	83%	Medical examinations
Yantai iKang Guobin Ciming Medical Examination Management Co., Ltd. (“Yantai Ciming”)	PRC	70%	Sales of health care services
Weifang Kuiwen iKang Guobin Ciming Clinic Co., Ltd. (“Weifang Kuiwen”)	PRC	70%	Medical examinations
Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. Clinic (“Weihai Ciming Clinic”)	PRC	70%	Medical examinations
Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. (“Weihai Ciming”)	PRC	70%	Sales of health care services
Chengdu iKang Guobin Ommay Health Examination Hospital Co., Ltd. (“Chengdu Ommay”)	PRC	100%	Medical examinations
Beijing Bohui Clinic Co., Ltd. (“Beijing Bohui”)	PRC	100%	Medical examinations
Beijing Zhongpu Bohui Clinic Co., Ltd. (“Beijing Zhongpu Bohui”)	PRC	100%	Medical examinations
Beijing iKang Guobin Headquarter Base Clinic Co., Ltd. (“Headquarter Base Clinic”)	PRC	100%	Medical examinations
Chengdu Qingyang iKang Guobin Luomashi Clinic Co., Ltd. (“Chengdu Qingyang Clinic”)	PRC	100%	Medical examinations
Mianyang iKang Guobin Clinic Co., Ltd. (“Mianyang Clinic”)	PRC	100%	Medical examinations
Shenyang Shenhe iKang Guobin Clinic Co., Ltd. (“Shenyang Shenhe Clinic”)	PRC	100%	Medical examinations
Changchun Kuancheng District iKang Guobin General Clinic Co., Ltd. (“Changchun Kuancheng Clinic”)	PRC	100%	Medical examinations
Kaili iKang Guobin Medical Examination Management Co, Ltd. (“ Kaili iKang Guobin”)	PRC	100%	Medical examinations
Bijie iKang Guobin Medical Examination Management Co, Ltd. (“ Bijie iKang Guobin”)	PRC	100%	Medical examinations
Guangzhou iKang Guobin Linhe Clinic Co., Ltd. (“Guangzhou Linhe Clinic”)	PRC	100%	Medical examinations
Changsha iKang Zhuoyue Clinic Co., Ltd. (“Changsha Zhuoyue”)	PRC	100%	Medical examinations
Changsha Aibin Clinic Co., Ltd. (“Changsha Aibin”)	PRC	100%	Medical examinations
Wuhan iKang Zhuoyue Clinic Co., Ltd. (“Wuhan Zhuoyue”)	PRC	100%	Medical examinations
Guangzhou iKang Jun’an Clinic Co., Ltd. (“Guangzhou Jun’an”)	PRC	100%	Medical examinations
Wuxi iKang Guobin Clinic Co., Ltd. (“Wuxi iKang Guobin”)	PRC	70%	Medical examinations
Zhenjiang iKang Guobin Clinic Co., Ltd. (“Zhenjiang Clinic”)	PRC	60%	Medical examinations
Qingdao iKang Zhuoyue Health Management Co., Ltd. (“Qingdao Zhuoyue”)	PRC	100%	Sales of health care services
Shanghai iKang Jun’an Clinic Co., Ltd. (“Shanghai Jun’an”)	PRC	100%	Medical examinations
Shenzhen iKang Guobin Ruikang Clinic Co., Ltd. (“Shenzhen Ruikang Clinic”)	PRC	100%	Medical examinations
Yinchuan iKang Guobin Clinic (Co., Ltd.) (“Yinchuan Clinic”)	PRC	100%	Medical examinations
Tianjin Hexi District ikang Guobin Clinic Co., Ltd. (“Tianjin Hexi”)	PRC	100%	Medical examinations
Hangzhou Beige Health Management Co., Ltd. (“Hangzhou Beige”)	PRC	100%	Sales of health care services

The VIE arrangements

Before January 31, 2012, PRC regulations limited business entities with direct foreign ownership of more than 70% to provide certain healthcare services in the PRC. To comply with related PRC regulations, the Company conducted the majority of its businesses through Beijing iKang and Zhejiang iKang, subsidiaries of the Group, and iKang Holding, iKang Holding’s subsidiaries and iKang Hangzhou Xixi, which are VIEs and VIEs’ subsidiaries (“VIE entities”) of the Company. Beijing iKang and Zhejiang iKang entered into a series of contractual arrangements with the VIEs and their shareholders, and through those contractual arrangements, as described below, the Company obtained the control and the right to substantially all of economic benefits of the VIE entities.

In July 2013, iKang acquired 100% of Yuanhua, including Yuanhua BVI, Yuanhua WFOE, a variable interest entity, Yuanhua Information and Yuanhua Clinic, which provide medical examination related services in China. Yuanhua WFOE entered into a series of contractual arrangements with Yuanhua Information and Mr. Haiqing Hu and Mr. Lei Zhao through which Yuanhua WFOE gained effective control over the operation of Yuanhua Information and is able to receive substantially all the economic benefits of Yuanhua Information.

In March 2017, one of Yuanhua Information’s shareholders, Mr. Lei Zhao, was changed to Ms. Juan Tan; Yuanhua WFOE, Yuanhua Information and Yuanhua Information’s shareholders entered into a new series of contractual arrangements with the same terms and the original contractual arrangements were terminated.

In December 2013, Beijing iKang entered into a series of contractual arrangements with Beijing Jiandatong and Mr. Haiqing Hu through which Beijing iKang gained effective control over the operation of Beijing Jiandatong and is able to receive substantially all the economic benefits of Beijing Jiandatong.

Starting from January 31, 2012, foreign-invested enterprises incorporated in the PRC are not expressly prohibited from providing healthcare services in the PRC; however, in order to operate under a foreign-invested enterprise, the Group needs to reapply for the licenses or permits required for conducting such business from the Ministry of Health and Ministry of Commerce, because currently most licenses of the Group to conduct healthcare services are held by PRC entities. As of March 31, 2017, the Group has not yet applied for such licenses or permits.  Therefore the Group still operates through its VIE entities.

Beijing iKang, Zhejiang iKang and Yuanhua WFOE have entered into the following contractual arrangements with iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong, Yuanhua Information and the shareholders of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE entities, and (2) receive the economic benefits of the VIE entities that could be significant to the VIE entities. Accordingly, the Company is considered the primary beneficiary of the VIE entities and has consolidated the VIE entities’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIE entities, the Company believes the Company’s rights under the terms of the Exclusive Equity Option agreement provide it with a substantive kick out right. More specifically, the Company believes the terms of the Exclusive Equity Option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive equity option agreement. The Company’s rights under the Exclusive Equity Option agreement give the Company the power to control the shareholders of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information and thus the power to direct the activities that most significantly impact the VIE entities economic performance. In addition, the Company’s rights under the Power of Attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIE entities’ economic performance. The Company also believes that this ability to exercise control ensures that the VIE entities will continue to execute and renew the Exclusive Service agreement and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that the Exclusive Service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIE entities.

Agreements that provide the Company effective control over the VIE entities

(1)

Power of Attorney: Each registered shareholder of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information has executed a power of attorney agreement appointing Beijing iKang, Zhejiang iKang or Yuanhua WFOE to be the only and exclusive attorney, and irrevocably authorizing it to vote on each registered shareholder’s behalf on all of the matters concerning the VIE entities, that may require shareholders’ approval.  The term of the power of attorney is perpetual and the contract can be terminated at the discretion of the wholly foreign owned enterprises (“WFOEs”).

(2)

Exclusive Equity Option Agreement: Beijing iKang, Zhejiang iKang and Yuanhua WFOE have the exclusive right to purchase the equity interests of the VIE entities from the registered legal equity owners at the lowest consideration allowed by PRC regulations as far as PRC regulations permit a transfer of legal ownership to foreign ownership.  The term of the exclusive purchase right agreement is ten years and will be renewed on the expiration date by WFOEs and can be terminated at the discretion of the WFOEs.

(3)

Spousal Consent Under the Spousal Consent letters, the spouse of each married registered shareholder of iKang Holding has signed a spousal consent letter, whereby the spouse agrees that (i) the equity interests of iKang Holding owned by such shareholder will be disposed of only in accordance with the applicable Exclusive Equity Option Agreement, Equity Interest Pledge Agreement, and other related agreements executed by the shareholder, (ii) such equity interests do not constitute communal property with such shareholder and (iii) the spouse irrevocably and unconditionally waives all rights and benefits with respect to such equity interests, including the right to sue in any court and under all applicable laws.

Agreements that transfer economic benefits to the Company

(1)

Exclusive Services Agreement: Beijing iKang, Zhejiang iKang, Yuanhua WFOE and registered shareholders irrevocably agree that Beijing iKang, Zhejiang iKang and Yuanhua WFOE shall be the exclusive technology and consulting service provider to the VIE entities in return for a service fee as determined by Beijing iKang, Zhejiang iKang and Yuanhua WFOE up to the entire net profit of the VIE entities.  The terms of the services agreement are ten years, respectively, and this agreement will be automatically renewed on applicable expiration dates, and the agreement can be terminated at the discretion of the WFOEs.

(2)

Equity Interest Pledge Agreement: Shareholders of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information have pledged all of their equity interests in VIE entities with Beijing iKang, Zhejiang iKang and Yuanhua WFOE and Beijing iKang, Zhejiang iKang and Yuanhua WFOE are entitled to the rights to sell the pledged equity interests if the VIE entities or the shareholders default in their obligations.  The term of the pledge agreement is as long as the service agreement; and it can be terminated when the service agreement is terminated.

Through these contractual agreements, the Company has the ability to effectively control the VIE entities and is also able to receive substantially all the economic benefits of the VIE entities.

Risk in relation to the VIE structure

The Company believes that WFOE’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable.  The shareholders of iKang Holding are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIE entities also depends on the power of attorney Beijing iKang, Zhejiang iKang and Yuanhua WFOE have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•	revoke the Group’s business and operating licenses;
•	require the Group to discontinue or restrict operations;
•	restrict the Group’s right to collect revenues;
•	block the Group’s websites;
•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;
•	impose additional conditions or requirements with which the Group may not be able to comply; or
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business.  In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE entities or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIE entities.  The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, Beijing iKang, Zhejiang iKang, Yuanhua WFOE or the VIEs.

The shareholders of the VIEs and the Company are as the following:

(1)	iKang Holding’s shareholders are Mr. Lee Ligang Zhang and Mr. Boquan He, each of whom holds 50% of the equity interest in iKang Holding.
(2)

iKang Hangzhou Xixi’s shareholders are iKang Holding and Yalong Daoyi, which hold 80% and 20% of the equity interest in iKang Hangzhou Xixi, respectively. Yalong Daoyi is wholly-owned by iKang Holding. Therefore, iKang Holding owns the 100% equity interest in iKang Hangzhou Xixi.

(3)	Beijing Jiandatong’s shareholders is Mr. Haiqing Hu, who holds 80% of the equity interest in Beijing Jiandatong.
(4)	Yuanhua Information’s shareholders are Mr. Haiqing Hu and Ms. Juan Tan, who hold 80% and 20% of the equity interest in Yuanhua Information, respectively.
(5)

Mr. Lee Ligang Zhang and Mr. Boquan He are shareholders of the Company, who held 25.6% and 14.8% voting interest of the Company as of March 31, 2015, respectively. They own the equity interests in iKang Holding and iKang Hangzhou Xixi. Other than Mr. Lee Ligang Zhang and Mr. Boquan He, none of the Company’s shareholders owns equity interests in iKang Holding and iKang Hangzhou Xixi.

The two shareholders of iKang Holding are directors and shareholders of the Company.  One of them is the Company’s CEO, and the managing director of the VIEs.  Therefore they have no current interest in seeking to act contrary to the contractual arrangements.  The interests of the VIEs’ shareholders may differ from the interests of the Company as a whole.  The Company cannot assure that when conflicts of interest arise, the shareholders will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor.  Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs’ may encounter in their capacity as the beneficial owners and director of the VIE entities, on the one hand, and as beneficial owners and directors or officer of the Company, on the other hand.  The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive equity option agreement provides the Company with a mechanism to remove the shareholders as the beneficial shareholders of the VIEs should they act to the detriment of the Company.  The Company relies on the VIEs’ shareholders, as directors and officer of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and BVI and act in the best interest of the Company.  If the Company cannot resolve any conflicts of interest or disputes between the Company and the VIEs’ shareholders, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The following financial statements amounts and balances of the VIE entities were included in the accompanying consolidated financial statements as of and for the years ended March 31(after inter-company elimination):

	As of March 31,
	2016	2017

Cash and cash equivalents	$92,231	$49,222
Accounts receivable and other current assets	128,400	131,780

Total current assets	220,631	181,002

Property and equipment, net	126,897	158,662
Acquired intangible assets, net	35,122	24,337
Other noncurrent assets	277,689	256,522

Total non-current assets	439,708	439,521

Total assets	660,339	620,523

Deferred revenues	52,210	57,361
Accounts payable and other current liabilities	124,754	201,260

Total current liabilities	176,964	258,621
Total non-current liabilities	238,889	108,706

Total liabilities	415,853	367,327

	For the years ended March 31,
	2015	2016	2017

Net revenues	$248,202	$330,391	$379,606
Net income	$35,643	$12,614	$12,012

	For the years ended March 31,
	2015	2016	2017

Net cash provided by operating activities	$76,495	$92,294	$54,439
Net cash used in investing activities	$(91,833)	$(239,274)	$(44,407)
Net cash provided by (used in) financing activities	$26,882	$216,341	$(53,041)

For the years ended March 31, 2015, 2016 and 2017, the amounts charged to the VIEs and their subsidiaries by WOFEs related to the service fees was $3,515, $3,354 and $2,245, respectively and was eliminated upon consolidation.

The VIE entities contributed an aggregate of 85.4%, 89.1% and 87.1% of the consolidated net revenues for the years ended March 31, 2015, 2016 and 2017, respectively. The Company’s operations not conducted through contractual arrangements with the VIE entities primarily consist of its high-end health check services. As of the fiscal years ended March 31, 2016 and 2017, the VIE entities accounted for an aggregate of 82.2% and 85.2%, respectively, of the consolidated total assets, and 94.9% and 92.7%, respectively, of the consolidated total liabilities. The assets that were not associated with the VIE entities primarily consist of cash and cash equivalents, accounts receivable and prepaid expenses and other current assets.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, that require the Company or its subsidiaries to provide financial support to the VIE entities. However, if the VIE entities ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE entities through loans to the shareholders of the VIEs or entrustment loans to the VIE entities. Relevant PRC laws and regulations restrict the VIE entities from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 25 for disclosure of restricted net assets.